Leases (Tables)	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Unaudited Consolidated Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.

	March 31, 2025	September 30, 2024
Operating lease right-of-use assets, net	$365,320	$414,665

Operating lease liabilities - current	$98,975	$114,217
Operating lease liabilities - non-current	234,211	261,512
Total operating lease liabilities	$333,186	$375,729

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2025:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	3.75 years
Weighted average discount rate	7.7%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of March 31, 2025:

Twelve months ending March 31,
2026	$121,571
2027	105,962
2028	89,572
2029	67,180
Total future minimum lease payments	384,285
Less: imputed interest	(51,099)
Present value of lease liabilities	$333,186